Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 459,864	$ 327,127
Trade and other receivables	38,052	58,437
Marketable securities	114,001	148,944
Inventory	182,581	154,915
Held for sale	1,418	12,097
Other	3,681	2,720
Current assets	799,597	704,240
Non-current assets
Property, plant and equipment	658,629	663,828
Deferred income tax assets	0	1,096
Goodwill	49,786	49,786
Other	29,442	19,738
Total assets	1,537,454	1,438,688
Current liabilities
Trade and other payables	60,153	61,500
Provisions	11,313	82,806
Current liabilities	71,466	144,306
Non-current liabilities
Deferred income tax liabilities	114,576	116,887
Provisions	94,304	55,562
Debt	233,180	220,054
Total liabilities	513,526	536,809
Shareholders' equity
Share capital	1,047,233	1,043,555
Other reserves	24,998	(1,014)
Equity component of convertible notes	68,347	68,347
Deficit	(139,693)	(209,009)
Total shareholders' equity attributable to SSR Mining shareholders	1,000,885	901,879
Non-controlling interest	23,043	0
Total equity	1,023,928	901,879
Total liabilities and equity	$ 1,537,454	$ 1,438,688